UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

January 31, 2017

AEDO-QTLY-0317
1.9585371.103

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.6%
	Shares	Value
CONSUMER DISCRETIONARY - 23.1%
Diversified Consumer Services - 1.7%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	31,965	$319,330
Household Durables - 1.1%
TopBuild Corp. (a)	5,477	203,251
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	4,368	125,842
Media - 15.2%
Cable One, Inc.	180	113,828
Gannett Co., Inc.	5,403	51,977
NZME Ltd.	174,505	85,783
The Madison Square Garden Co. (a)	6,578	1,155,557
Time, Inc.	27,456	528,528
Twenty-First Century Fox, Inc. Class B	26,363	817,517
		2,753,190
Specialty Retail - 4.4%
Ascena Retail Group, Inc. (a)	35,249	169,548
Barnes & Noble Education, Inc. (a)	25,562	256,898
GameStop Corp. Class A	284	6,955
GNC Holdings, Inc.	26,879	238,417
Guess?, Inc.	1,599	20,419
Rent-A-Center, Inc.	11,502	103,058
		795,295

TOTAL CONSUMER DISCRETIONARY		4,196,908

CONSUMER STAPLES - 1.4%
Food Products - 1.4%
Mondelez International, Inc.	1,990	88,117
SunOpta, Inc. (a)	24,197	169,379
		257,496
ENERGY - 11.0%
Energy Equipment & Services - 10.0%
Diamond Offshore Drilling, Inc. (a)	407	6,667
Exterran Corp. (a)	58,390	1,811,257
		1,817,924
Oil, Gas & Consumable Fuels - 1.0%
International Seaways, Inc. (a)	10,071	175,034

TOTAL ENERGY		1,992,958

FINANCIALS - 16.1%
Capital Markets - 2.9%
Associated Capital Group, Inc.	6,778	238,586
PJT Partners, Inc.	9,129	289,846
		528,432
Consumer Finance - 3.5%
Encore Capital Group, Inc. (a)	20,559	636,301
Diversified Financial Services - 2.9%
Donnelley Financial Solutions, Inc. (a)	11,639	280,267
ECN Capital Corp.	104,400	243,901
		524,168
Insurance - 2.4%
Genworth Financial, Inc. Class A (a)	56,446	189,659
Stewart Information Services Corp.	5,723	249,981
		439,640
Thrifts & Mortgage Finance - 4.4%
Fannie Mae (a)	93,740	395,583
Freddie Mac (a)	100,902	401,590
		797,173

TOTAL FINANCIALS		2,925,714

HEALTH CARE - 5.6%
Health Care Providers & Services - 0.7%
Quorum Health Corp. (a)	13,412	117,891
Pharmaceuticals - 4.9%
DepoMed, Inc. (a)	32,765	592,719
Perrigo Co. PLC	3,282	249,924
Valeant Pharmaceuticals International, Inc. (United States) (a)	3,533	48,685
		891,328

TOTAL HEALTH CARE		1,009,219

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.7%
KLX, Inc. (a)	2,682	131,391
Commercial Services & Supplies - 4.4%
The Brink's Co.	18,043	802,914
Machinery - 1.7%
Allison Transmission Holdings, Inc.	8,601	300,863

TOTAL INDUSTRIALS		1,235,168

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.5%
Lumentum Holdings, Inc. (a)	7,225	274,189
Internet Software & Services - 0.7%
CommerceHub, Inc. Series A (a)	8,683	127,553
IT Services - 8.5%
Alliance Data Systems Corp.	2,633	601,325
Conduent, Inc. (a)	22,113	330,810
CSRA, Inc.	10,268	318,513
PayPal Holdings, Inc. (a)	7,061	280,887
		1,531,535
Semiconductors & Semiconductor Equipment - 3.6%
Marvell Technology Group Ltd.	22,704	337,608
Versum Materials, Inc. (a)	11,352	317,288
		654,896
Software - 3.0%
CDK Global, Inc.	4,347	271,905
TiVo Corp. (a)	14,505	274,145
		546,050
Technology Hardware, Storage & Peripherals - 4.2%
Diebold Nixdorf, Inc.	11,522	313,398
Hewlett Packard Enterprise Co.	12,666	287,265
Quantum Corp. (a)	177,752	158,199
		758,862

TOTAL INFORMATION TECHNOLOGY		3,893,085

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Four Corners Property Trust, Inc.	4,591	100,130
Quality Care Properties, Inc. (a)	15,435	284,930
		385,060
TOTAL COMMON STOCKS
(Cost $13,985,326)		15,895,608
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.52% 2/2/17 to 3/16/17 (b)
(Cost $89,963)	90,000	89,966
	Shares	Value

Money Market Funds - 19.0%
Fidelity Cash Central Fund, 0.62% (c)
(Cost $3,451,570)	3,450,959	3,451,650

Equity Funds - 0.5%
Domestic Equity Funds - 0.5%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	95,578
TOTAL INVESTMENT PORTFOLIO - 107.6%
(Cost $17,613,992)		19,532,802
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(1,383,125)
NET ASSETS - 100%		$18,149,677

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts (United States)	March 2017	1,592,150	$10,370
4 ICE Russell 2000 Index Contracts (United States)	March 2017	271,900	(5,120)
TOTAL FUTURES CONTRACTS			$5,250

The face value of futures purchased as a percentage of Net Assets is 10.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,966.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,940
Total	$3,940

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,196,908	$4,196,908	$--	$--
Consumer Staples	257,496	257,496	--	--
Energy	1,992,958	1,992,958	--	--
Financials	2,925,714	2,925,714	--	--
Health Care	1,009,219	1,009,219	--	--
Industrials	1,235,168	1,235,168	--	--
Information Technology	3,893,085	3,893,085	--	--
Real Estate	385,060	385,060	--	--
U.S. Government and Government Agency Obligations	89,966	--	89,966	--
Money Market Funds	3,451,650	3,451,650	--	--
Equity Funds	95,578	95,578	--	--
Total Investments in Securities:	$19,532,802	$19,442,836	$89,966	$--
Derivative Instruments:
Assets
Futures Contracts	$10,370	$10,370	$--	$--
Total Assets	$10,370	$10,370	$--	$--
Liabilities
Futures Contracts	$(5,120)	$(5,120)	$--	$--
Total Liabilities	$(5,120)	$(5,120)	$--	$--
Total Derivative Instruments:	$5,250	$5,250	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $17,684,907. Net unrealized appreciation aggregated $1,847,895, of which $2,462,530 related to appreciated investment securities and $614,635 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2017

SLC-QTLY-0317
1.813072.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.9%
Buffalo Wild Wings, Inc. (a)	143,000	$21,593
Del Frisco's Restaurant Group, Inc. (a)	748,824	13,104
		34,697
Household Durables - 2.2%
KB Home (b)	1,933,000	31,663
New Home Co. LLC (a)	732,354	7,646
		39,309
Internet & Direct Marketing Retail - 0.6%
HSN, Inc.	288,502	10,170
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	420,647	12,119
Media - 1.6%
AMC Networks, Inc. Class A (a)	179,491	10,294
Lions Gate Entertainment Corp. Class B (a)	685,580	18,367
		28,661
Specialty Retail - 1.2%
Murphy U.S.A., Inc. (a)	280,810	17,888
Select Comfort Corp. (a)	246,000	4,964
		22,852
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)(b)	558,049	14,654
Steven Madden Ltd. (a)	222,132	7,819
		22,473

TOTAL CONSUMER DISCRETIONARY		170,281

CONSUMER STAPLES - 4.2%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	176,542	29,807
Food & Staples Retailing - 1.6%
Performance Food Group Co. (a)	622,556	13,790
United Natural Foods, Inc. (a)	322,000	14,715
		28,505
Food Products - 1.0%
TreeHouse Foods, Inc. (a)	242,400	18,393

TOTAL CONSUMER STAPLES		76,705

ENERGY - 4.3%
Energy Equipment & Services - 0.8%
Dril-Quip, Inc. (a)	230,600	14,343
Oil, Gas & Consumable Fuels - 3.5%
Ardmore Shipping Corp.	1,257,159	9,240
Parsley Energy, Inc. Class A (a)	320,500	11,288
PDC Energy, Inc. (a)	125,000	9,243
World Fuel Services Corp.	748,900	33,311
		63,082

TOTAL ENERGY		77,425

FINANCIALS - 21.4%
Banks - 11.9%
Camden National Corp.	330,325	13,702
Community Bank System, Inc.	619,010	36,125
East West Bancorp, Inc.	184,803	9,506
Hilltop Holdings, Inc.	1,015,000	27,791
Investors Bancorp, Inc.	2,763,000	39,649
Popular, Inc.	313,555	13,931
Prosperity Bancshares, Inc.	443,878	32,239
UMB Financial Corp.	389,409	30,039
United Community Bank, Inc.	493,200	13,874
		216,856
Capital Markets - 4.6%
Greenhill & Co., Inc.	415,000	12,263
Monex Group, Inc.	4,161,300	11,020
MSCI, Inc.	109,000	9,020
OM Asset Management Ltd.	1,575,305	22,212
Vontobel Holdings AG	511,308	28,600
		83,115
Insurance - 4.9%
Allied World Assurance Co. Holdings AG	595,000	31,612
AmTrust Financial Services, Inc.	665,200	17,555
Employers Holdings, Inc.	816,600	29,765
Primerica, Inc.	129,408	9,764
		88,696

TOTAL FINANCIALS		388,667

HEALTH CARE - 14.5%
Biotechnology - 3.6%
Achillion Pharmaceuticals, Inc. (a)	300,000	1,251
Adverum Biotechnologies, Inc. (a)	305,723	887
Applied Genetic Technologies Corp. (a)	199,697	1,448
Aptevo Therapeutics, Inc. (a)	524,070	1,043
ArQule, Inc. (a)	559,197	906
Aviragen Therapeutics, Inc. (a)	465,101	605
Concert Pharmaceuticals, Inc. (a)	100,000	885
Dyax Corp. rights 12/31/19 (a)	632,800	1,582
Emergent BioSolutions, Inc. (a)	26,326	797
Enanta Pharmaceuticals, Inc. (a)	10,000	331
Five Prime Therapeutics, Inc. (a)	76,200	3,491
Immune Design Corp. (a)	40,000	226
Infinity Pharmaceuticals, Inc. (a)	950,000	1,967
Macrogenics, Inc. (a)	21,800	403
MEI Pharma, Inc. (a)	315,924	474
Myriad Genetics, Inc. (a)(b)	45,000	728
Osiris Therapeutics, Inc. (a)(b)	161,257	906
Otonomy, Inc. (a)	392,000	5,743
OvaScience, Inc. (a)(b)	430,000	679
PDL BioPharma, Inc.	781,550	1,719
Pfenex, Inc. (a)	110,000	878
Spark Therapeutics, Inc. (a)	87,017	5,487
United Therapeutics Corp. (a)	184,930	30,260
Verastem, Inc. (a)	900,000	1,143
Vical, Inc. (a)	350,000	763
		64,602
Health Care Equipment & Supplies - 2.6%
Hill-Rom Holdings, Inc.	185,592	10,926
LivaNova PLC (a)	641,900	30,879
NxStage Medical, Inc. (a)	227,950	6,132
		47,937
Health Care Providers & Services - 3.4%
Envision Healthcare Corp. (a)	292,000	19,856
HealthSouth Corp.	401,092	15,570
Providence Service Corp. (a)	187,310	7,240
Ship Healthcare Holdings, Inc.	712,000	18,886
		61,552
Life Sciences Tools & Services - 1.4%
ICON PLC (a)	24,000	2,017
PAREXEL International Corp. (a)	334,488	23,712
		25,729
Pharmaceuticals - 3.5%
Alliance Pharma PLC (b)	16,907,226	10,635
Amphastar Pharmaceuticals, Inc. (a)	459,171	7,232
Dechra Pharmaceuticals PLC	1,640,902	30,056
Endocyte, Inc. (a)(b)	487,800	1,078
Innoviva, Inc. (a)(b)	412,057	4,368
The Medicines Company (a)	141,100	5,087
Theravance Biopharma, Inc. (a)	165,000	4,943
		63,399

TOTAL HEALTH CARE		263,219

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.4%
Astronics Corp. (a)	316,008	10,368
Astronics Corp. Class B	6,263	207
Moog, Inc. Class A (a)	218,610	14,400
		24,975
Building Products - 1.0%
Gibraltar Industries, Inc. (a)	427,111	18,750
Construction & Engineering - 2.5%
AECOM (a)	581,063	21,459
Dycom Industries, Inc. (a)(b)	297,000	23,956
		45,415
Machinery - 3.3%
Allison Transmission Holdings, Inc.	979,600	34,266
Douglas Dynamics, Inc.	84,119	2,843
Rexnord Corp. (a)	1,065,147	23,529
		60,638
Professional Services - 2.7%
Resources Connection, Inc. (b)	1,302,957	21,759
TriNet Group, Inc. (a)	571,601	14,536
WageWorks, Inc. (a)	177,535	12,809
		49,104
Road & Rail - 1.9%
Landstar System, Inc.	398,200	33,688
Trading Companies & Distributors - 2.6%
HD Supply Holdings, Inc. (a)	810,581	34,288
Watsco, Inc.	82,800	12,647
		46,935

TOTAL INDUSTRIALS		279,505

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.1%
CommScope Holding Co., Inc. (a)	613,000	23,184
NETGEAR, Inc. (a)	275,112	15,654
		38,838
Electronic Equipment & Components - 1.2%
Cardtronics PLC	237,574	12,967
IPG Photonics Corp. (a)	72,180	8,300
		21,267
Internet Software & Services - 4.1%
Bankrate, Inc. (a)	2,200,674	23,987
j2 Global, Inc.	406,000	34,027
Stamps.com, Inc. (a)(b)	135,300	16,446
		74,460
IT Services - 6.4%
Genpact Ltd. (a)	1,522,050	37,564
Maximus, Inc.	430,000	23,710
Paysafe Group PLC (a)	5,293,513	25,432
Perficient, Inc. (a)	860,615	15,259
Virtusa Corp. (a)	525,200	13,382
		115,347
Semiconductors & Semiconductor Equipment - 1.9%
Cree, Inc. (a)	375,000	10,343
ON Semiconductor Corp. (a)	1,870,000	24,908
		35,251
Software - 1.5%
Micro Focus International PLC	668,000	18,025
Synchronoss Technologies, Inc. (a)	228,350	8,796
		26,821

TOTAL INFORMATION TECHNOLOGY		311,984

MATERIALS - 3.5%
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	752,324	9,412
Silgan Holdings, Inc.	449,980	26,328
		35,740
Paper & Forest Products - 1.5%
Schweitzer-Mauduit International, Inc.	610,686	27,072

TOTAL MATERIALS		62,812

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CoreSite Realty Corp.	466,037	40,137
Corrections Corp. of America	48,530	1,409
CubeSmart	881,900	22,162
Piedmont Office Realty Trust, Inc. Class A	292,100	6,344
WP Carey, Inc.	460,000	28,492
		98,544
Real Estate Management & Development - 1.3%
Leopalace21 Corp.	4,169,900	23,931

TOTAL REAL ESTATE		122,475

UTILITIES - 1.8%
Electric Utilities - 1.2%
IDACORP, Inc.	263,648	21,097
Independent Power and Renewable Electricity Producers - 0.6%
Pattern Energy Group, Inc.	580,800	11,465

TOTAL UTILITIES		32,562

TOTAL COMMON STOCKS
(Cost $1,464,253)		1,785,635

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.62% (c)	25,573,393	25,579
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	41,725,072	41,733
TOTAL MONEY MARKET FUNDS
(Cost $67,308)		67,312
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,531,561)		1,852,947
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(39,524)
NET ASSETS - 100%		$1,813,423

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$109
Fidelity Securities Lending Cash Central Fund	191
Total	$300

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ardmore Shipping Corp.	$14,788	$4,433	$5,620	$466	$--
Total	$14,788	$4,433	$5,620	$466	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$170,281	$170,281	$--	$--
Consumer Staples	76,705	76,705	--	--
Energy	77,425	77,425	--	--
Financials	388,667	388,667	--	--
Health Care	263,219	261,637	--	1,582
Industrials	279,505	279,505	--	--
Information Technology	311,984	311,984	--	--
Materials	62,812	62,812	--	--
Real Estate	122,475	122,475	--	--
Utilities	32,562	32,562	--	--
Money Market Funds	67,312	67,312	--	--
Total Investments in Securities:	$1,852,947	$1,851,365	$--	$1,582

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$49,680

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,534,730,000. Net unrealized appreciation aggregated $318,217,000, of which $390,252,000 related to appreciated investment securities and $72,035,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2017

MCS-QTLY-0317
1.813018.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.6%
Magna International, Inc. Class A (sub. vtg.)	574,500	$24,852
Tenneco, Inc.	325,100	21,928
		46,780
Automobiles - 0.5%
Fiat Chrysler Automobiles NV	3,522,500	38,712
Distributors - 0.8%
Pool Corp.	592,501	62,544
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	3,206,840	108,519
Domino's Pizza, Inc.	328,400	57,319
Noodles & Co. (a)(b)(c)	2,354,500	10,360
Whitbread PLC	406,510	20,072
		196,270
Household Durables - 3.2%
D.R. Horton, Inc.	1,206,433	36,084
Lennar Corp. Class A	583,900	26,071
NVR, Inc. (a)	54,400	101,075
Tempur Sealy International, Inc. (a)(b)	238,123	10,239
Toll Brothers, Inc. (a)	2,111,287	66,210
		239,679
Internet & Direct Marketing Retail - 0.1%
Etsy, Inc. (a)	589,100	7,429
Leisure Products - 0.4%
New Academy Holding Co. LLC (a)(d)(e)	294,000	32,766
Media - 0.2%
WME Entertainment Parent, LLC Class A (e)(f)	8,196,036	16,835
Multiline Retail - 0.3%
Dollar General Corp.	308,100	22,744
Specialty Retail - 2.4%
AutoZone, Inc. (a)	47,100	34,147
Citi Trends, Inc. (c)	887,653	14,247
Ross Stores, Inc.	478,500	31,634
Sally Beauty Holdings, Inc. (a)	889,900	21,180
Tiffany & Co., Inc.	755,300	59,457
Ulta Beauty, Inc. (a)	84,600	23,035
		183,700
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA (b)	2,067,300	46,686
PVH Corp.	307,700	28,865
		75,551

TOTAL CONSUMER DISCRETIONARY		923,010

CONSUMER STAPLES - 2.4%
Food Products - 1.9%
Amira Nature Foods Ltd. (a)(b)	1,783,275	10,343
Amplify Snack Brands, Inc. (a)(b)	3,515,859	33,858
Greencore Group PLC	3,913,584	11,619
Mead Johnson Nutrition Co. Class A	790,600	55,706
The Hershey Co.	301,400	31,789
		143,315
Household Products - 0.4%
Church & Dwight Co., Inc.	616,646	27,885
Personal Products - 0.1%
Coty, Inc. Class A	575,100	11,042

TOTAL CONSUMER STAPLES		182,242

ENERGY - 10.2%
Energy Equipment & Services - 1.2%
Helmerich & Payne, Inc. (b)	241,900	17,214
Oceaneering International, Inc.	1,734,900	48,317
TechnipFMC PLC (a)	674,200	22,667
		88,198
Oil, Gas & Consumable Fuels - 9.0%
Antero Resources Corp. (a)	1,379,300	33,669
Cabot Oil & Gas Corp.	2,062,800	44,309
Cimarex Energy Co.	414,500	56,045
Cobalt International Energy, Inc. (a)	3,085,300	3,026
Denbury Resources, Inc. (a)(b)	4,034,200	13,515
Diamondback Energy, Inc. (a)	522,000	54,899
Energy Transfer Equity LP	2,099,700	37,690
GasLog Ltd. (b)	2,127,877	35,536
Golar LNG Ltd. (b)	1,428,800	36,949
Range Resources Corp.	662,600	21,428
SM Energy Co.	1,451,300	44,279
Southwestern Energy Co. (a)	1,239,400	11,167
The Williams Companies, Inc.	5,378,000	155,095
Whiting Petroleum Corp. (a)	1,751,200	19,421
Williams Partners LP	2,944,100	120,826
		687,854

TOTAL ENERGY		776,052

FINANCIALS - 15.9%
Banks - 7.1%
First Republic Bank	1,000,300	94,358
FNB Corp., Pennsylvania	3,698,600	55,257
Huntington Bancshares, Inc.	5,169,700	69,946
M&T Bank Corp.	454,400	73,872
Prosperity Bancshares, Inc.	499,700	36,293
Regions Financial Corp.	5,797,524	83,542
SunTrust Banks, Inc.	1,070,300	60,814
Texas Capital Bancshares, Inc. (a)	245,400	20,246
UMB Financial Corp.	631,300	48,698
		543,026
Capital Markets - 0.9%
KKR & Co. LP	4,039,184	70,120
Insurance - 5.9%
Arch Capital Group Ltd. (a)	1,080,700	95,480
Brown & Brown, Inc.	1,181,800	49,789
First American Financial Corp.	2,404,000	90,342
FNF Group	2,009,400	71,052
Jardine Lloyd Thompson Group PLC	1,672,094	21,666
Progressive Corp.	1,774,700	66,445
Willis Group Holdings PLC	407,100	50,940
		445,714
Thrifts & Mortgage Finance - 2.0%
MGIC Investment Corp. (a)	5,946,709	63,332
Radian Group, Inc.	4,783,944	88,025
		151,357

TOTAL FINANCIALS		1,210,217

HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	4,733,400	113,886
DexCom, Inc. (a)	166,000	13,139
Teleflex, Inc.	142,400	23,885
The Cooper Companies, Inc.	375,765	69,370
Zeltiq Aesthetics, Inc. (a)(b)	644,866	28,593
		248,873
Health Care Providers & Services - 2.7%
Amplifon SpA	2,524,582	25,509
Henry Schein, Inc. (a)	227,700	36,400
MEDNAX, Inc. (a)	936,600	64,017
Premier, Inc. (a)	580,400	18,492
Teladoc, Inc. (a)(b)	465,100	9,302
Universal Health Services, Inc. Class B	498,900	56,191
		209,911
Health Care Technology - 0.5%
HealthStream, Inc. (a)	854,400	19,617
Medidata Solutions, Inc. (a)	396,300	19,633
		39,250
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	1,178,100	57,692
Eurofins Scientific SA	332,300	148,868
		206,560
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,770,050	47,367

TOTAL HEALTH CARE		751,961

INDUSTRIALS - 12.9%
Aerospace & Defense - 3.7%
Elbit Systems Ltd.	192,200	21,142
HEICO Corp.	33,514	2,579
HEICO Corp. Class A	239,600	15,885
KEYW Holding Corp. (a)(b)(c)	4,531,636	45,362
Rockwell Collins, Inc.	443,200	40,225
Space Exploration Technologies Corp. Class A (a)(e)	96,222	10,493
Teledyne Technologies, Inc. (a)	476,400	58,535
Textron, Inc.	1,403,200	66,470
TransDigm Group, Inc.	105,300	22,787
		283,478
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	495,600	37,695
Expeditors International of Washington, Inc.	567,657	29,564
PostNL NV (a)	4,353,500	19,052
		86,311
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	714,700	32,555
Stericycle, Inc. (a)	324,600	25,040
U.S. Ecology, Inc.	457,981	23,472
		81,067
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	638,800	37,402
Electrical Equipment - 2.0%
AMETEK, Inc.	1,189,992	60,809
Generac Holdings, Inc. (a)	817,700	32,921
Melrose Industries PLC	11,264,617	27,669
Regal Beloit Corp.	381,100	27,668
		149,067
Machinery - 2.6%
Donaldson Co., Inc.	1,200,800	50,734
Flowserve Corp.	1,153,400	56,701
Kennametal, Inc.	91,072	3,255
Pentair PLC	910,800	53,400
Rational AG	76,000	34,458
		198,548
Road & Rail - 0.8%
Genesee & Wyoming, Inc. Class A (a)	806,600	60,785
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (a)	738,700	24,192
United Rentals, Inc. (a)	490,173	62,012
		86,204

TOTAL INDUSTRIALS		982,862

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	817,800	21,901
Electronic Equipment & Components - 4.5%
Amphenol Corp. Class A	1,122,200	75,737
Arrow Electronics, Inc. (a)	1,329,000	97,708
CDW Corp.	550,700	28,367
Fabrinet (a)	1,117,231	47,069
IPG Photonics Corp. (a)	336,500	38,694
Keysight Technologies, Inc. (a)	1,528,900	56,676
		344,251
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	566,200	38,836
Endurance International Group Holdings, Inc. (a)(b)	2,344,600	18,053
GoDaddy, Inc. (a)(b)	1,128,000	40,303
		97,192
IT Services - 5.3%
Fidelity National Information Services, Inc.	663,186	52,670
First Data Corp. Class A (a)	6,852,773	105,122
Fiserv, Inc. (a)	534,800	57,454
FleetCor Technologies, Inc. (a)	338,100	49,866
Leidos Holdings, Inc.	1,016,000	49,093
Total System Services, Inc.	624,100	31,629
WNS Holdings Ltd. sponsored ADR (a)	2,096,600	59,627
		405,461
Semiconductors & Semiconductor Equipment - 2.1%
KLA-Tencor Corp.	477,700	40,657
Linear Technology Corp.	529,900	33,453
Maxim Integrated Products, Inc.	756,400	33,645
Silicon Laboratories, Inc. (a)	526,494	34,327
Xilinx, Inc.	378,900	22,052
		164,134
Software - 4.0%
ANSYS, Inc. (a)	887,000	82,722
Aspen Technology, Inc. (a)	1,716,800	91,179
Citrix Systems, Inc. (a)	746,500	68,073
Mobileye NV (a)	801,200	34,420
Red Hat, Inc. (a)	371,300	28,174
		304,568

TOTAL INFORMATION TECHNOLOGY		1,337,507

MATERIALS - 2.7%
Chemicals - 0.6%
Albemarle Corp. U.S.	215,000	19,918
Potash Corp. of Saskatchewan, Inc.	1,233,500	22,949
		42,867
Construction Materials - 0.0%
Forterra, Inc.	121,130	2,331
Containers & Packaging - 0.8%
WestRock Co.	1,156,900	61,732
Metals & Mining - 1.3%
Franco-Nevada Corp.	342,600	22,284
Freeport-McMoRan, Inc. (a)	1,595,900	26,572
Newcrest Mining Ltd.	1,286,984	21,014
Novagold Resources, Inc. (a)(b)	5,118,176	27,140
		97,010

TOTAL MATERIALS		203,940

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Apartment Investment & Management Co. Class A	912,500	40,214
Cousins Properties, Inc.	5,242,791	44,564
Essex Property Trust, Inc.	262,600	58,901
Healthcare Realty Trust, Inc.	1,239,500	37,445
Healthcare Trust of America, Inc.	1,110,600	32,285
National Retail Properties, Inc.	357,700	15,596
Parkway, Inc. (a)	655,373	13,953
VEREIT, Inc.	3,822,100	32,603
		275,561
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	1,136,000	29,434

TOTAL REAL ESTATE		304,995

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (a)(b)	1,809,500	18,276
UTILITIES - 5.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	2,027,400	76,332
IDACORP, Inc.	948,433	75,894
OGE Energy Corp.	2,171,600	72,835
Xcel Energy, Inc.	1,346,882	55,653
		280,714
Gas Utilities - 1.5%
Atmos Energy Corp.	1,214,597	92,528
Spire, Inc.	333,000	21,645
		114,173

TOTAL UTILITIES		394,887

TOTAL COMMON STOCKS
(Cost $5,411,694)		7,085,949
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling SA 5.375% 6/1/20 (g)
(Cost $16,363)	26,110	13,120
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)
(Cost $13,599)	13,598,556	13,599

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.62% (h)	519,374,160	519,478
Fidelity Securities Lending Cash Central Fund 0.65% (h)(i)	115,980,514	116,004
TOTAL MONEY MARKET FUNDS
(Cost $635,381)		635,482
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $6,077,037)		7,748,150
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(121,028)
NET ASSETS - 100%		$7,627,122

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,693,000 or 1.0% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,120,000 or 0.2% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16	$9,278
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$13,599
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,825
Fidelity Securities Lending Cash Central Fund	1,825
Total	$3,650

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$16,152	$--	$197	$161	$14,247
KEYW Holding Corp.	24,249	11,293	467	--	45,362
Noodles & Co.	26,599	--	233	--	10,360
Total	$67,000	$11,293	$897	$161	$69,969

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$923,010	$873,409	$--	$49,601
Consumer Staples	182,242	182,242	--	--
Energy	776,052	776,052	--	--
Financials	1,210,217	1,210,217	--	--
Health Care	751,961	751,961	--	--
Industrials	982,862	972,369	--	10,493
Information Technology	1,337,507	1,337,507	--	--
Materials	203,940	203,940	--	--
Real Estate	304,995	304,995	--	--
Telecommunication Services	18,276	18,276	--	--
Utilities	394,887	394,887	--	--
Corporate Bonds	13,120	--	13,120	--
Other	13,599	--	--	13,599
Money Market Funds	635,482	635,482	--	--
Total Investments in Securities:	$7,748,150	$7,661,337	$13,120	$73,693

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $6,075,390,000. Net unrealized appreciation aggregated $1,672,760,000, of which $2,075,620,000 related to appreciated investment securities and $402,860,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2017

SMR-QTLY-0317
1.813037.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Household Durables - 5.2%
CalAtlantic Group, Inc.	4,500,000	$156,915,000
KB Home (a)	4,500,000	73,710,000
Meritage Homes Corp. (b)	1,956,880	71,915,340
TopBuild Corp. (b)	28,931	1,073,629
		303,613,969
Leisure Products - 2.9%
Brunswick Corp.	2,800,000	167,608,000
Multiline Retail - 1.2%
Dillard's, Inc. Class A (a)	1,200,000	67,728,000
Specialty Retail - 5.3%
Aarons, Inc. Class A (c)	5,200,000	160,888,000
Finish Line, Inc. Class A (c)	3,119,332	53,652,510
Genesco, Inc. (b)(c)	1,581,700	95,218,340
		309,758,850

TOTAL CONSUMER DISCRETIONARY		848,708,819

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.3%
United Natural Foods, Inc. (b)	1,637,999	74,856,554
Food Products - 2.9%
Post Holdings, Inc. (b)	2,000,000	167,360,000

TOTAL CONSUMER STAPLES		242,216,554

ENERGY - 5.0%
Energy Equipment & Services - 5.0%
Oil States International, Inc. (b)	1,911,185	75,491,808
ShawCor Ltd. Class A (c)	4,576,900	127,854,229
Superior Energy Services, Inc.	4,783,400	84,522,678
		287,868,715
FINANCIALS - 19.5%
Banks - 13.6%
Associated Banc-Corp.	5,297,400	134,024,220
Cathay General Bancorp	2,450,000	89,278,000
Cullen/Frost Bankers, Inc.	2,300,000	205,620,001
First Citizen Bancshares, Inc.	250,000	91,685,000
First Citizen Bancshares, Inc. Class A (b)	200,000	73,348,000
Hilltop Holdings, Inc.	1,985,968	54,375,804
TCF Financial Corp.	8,000,000	138,800,000
		787,131,025
Capital Markets - 2.2%
Federated Investors, Inc. Class B (non-vtg.)	5,000,000	130,050,000
Insurance - 1.1%
Amerisafe, Inc. (c)	1,000,000	63,050,000
Thrifts & Mortgage Finance - 2.6%
Washington Federal, Inc. (c)	4,665,355	153,256,912

TOTAL FINANCIALS		1,133,487,937

HEALTH CARE - 13.7%
Health Care Equipment & Supplies - 4.3%
Hill-Rom Holdings, Inc.	2,300,000	135,401,000
Integra LifeSciences Holdings Corp. (b)	2,800,000	116,844,000
		252,245,000
Health Care Providers & Services - 8.0%
Chemed Corp.	350,000	58,131,500
Envision Healthcare Corp. (b)	1,400,000	95,200,000
Owens & Minor, Inc.	2,500,000	89,700,000
Team Health Holdings, Inc. (b)(c)	3,855,931	167,578,761
VCA, Inc. (b)	594,065	53,822,289
		464,432,550
Pharmaceuticals - 1.4%
Innoviva, Inc. (a)(b)(c)	7,483,728	79,327,517

TOTAL HEALTH CARE		796,005,067

INDUSTRIALS - 16.3%
Commercial Services & Supplies - 1.4%
Essendant, Inc.	1,482,400	30,967,336
HNI Corp.	1,021,491	51,493,361
		82,460,697
Electrical Equipment - 4.5%
EnerSys	1,000,000	77,950,000
Powell Industries, Inc. (c)	950,000	36,556,000
Regal Beloit Corp.	2,000,000	145,200,000
		259,706,000
Machinery - 1.9%
Hillenbrand, Inc.	1,650,000	60,307,500
Mueller Industries, Inc.	1,231,900	49,596,294
		109,903,794
Professional Services - 1.5%
FTI Consulting, Inc. (b)	2,000,000	84,280,000
Road & Rail - 3.3%
Genesee & Wyoming, Inc. Class A (b)	1,000,000	75,360,000
Swift Transporation Co. (a)(b)	5,075,000	115,862,250
		191,222,250
Trading Companies & Distributors - 3.7%
Diploma PLC	3,000,000	38,306,100
WESCO International, Inc. (b)(c)	2,500,000	176,750,000
		215,056,100

TOTAL INDUSTRIALS		942,628,841

INFORMATION TECHNOLOGY - 15.5%
Electronic Equipment & Components - 5.2%
SYNNEX Corp.	1,012,681	121,704,003
Tech Data Corp. (b)(c)	2,100,000	179,676,000
		301,380,003
Internet Software & Services - 4.7%
Cimpress NV (a)(b)	1,250,000	105,487,500
j2 Global, Inc.	2,000,000	167,620,000
		273,107,500
IT Services - 4.4%
Booz Allen Hamilton Holding Corp. Class A	3,500,000	118,370,000
CACI International, Inc. Class A (b)	1,100,000	135,080,000
		253,450,000
Software - 1.2%
SS&C Technologies Holdings, Inc.	2,200,000	70,686,000

TOTAL INFORMATION TECHNOLOGY		898,623,503

MATERIALS - 6.9%
Containers & Packaging - 2.5%
Silgan Holdings, Inc.	2,500,000	146,275,000
Metals & Mining - 4.4%
Carpenter Technology Corp. (c)	3,745,924	149,911,878
Compass Minerals International, Inc. (a)	700,000	58,520,000
Haynes International, Inc. (c)	1,100,000	45,221,000
		253,652,878

TOTAL MATERIALS		399,927,878

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Franklin Street Properties Corp.	2,700,000	34,425,000
Store Capital Corp.	4,000,000	94,640,000
		129,065,000
UTILITIES - 0.9%
Electric Utilities - 0.9%
Portland General Electric Co.	1,200,000	52,332,000
TOTAL COMMON STOCKS
(Cost $3,876,868,109)		5,730,864,314

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.62% (d)	82,626,815	82,643,340
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	212,547,005	212,589,514
TOTAL MONEY MARKET FUNDS
(Cost $295,204,958)		295,232,854
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $4,172,073,067)		6,026,097,168
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(224,961,703)
NET ASSETS - 100%		$5,801,135,465

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$251,382
Fidelity Securities Lending Cash Central Fund	764,961
Total	$1,016,343

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$141,534,000	$--	$6,746,663	$418,500	$160,888,000
Amerisafe, Inc.	53,880,000	--	--	3,790,000	63,050,000
CACI International, Inc. Class A	124,995,000	--	25,259,233	--	--
Carpenter Technology Corp.	132,643,169	--	--	1,348,533	149,911,878
EnerSys	151,762,000	--	100,713,720	840,000	--
Finish Line, Inc. Class A	63,693,750	--	1,815,852	967,500	53,652,510
FTI Consulting, Inc.	120,900,000	--	42,120,393	--	--
Genesco, Inc.	117,419,214	--	7,375,231	--	95,218,340
Haynes International, Inc.	41,283,000	--	--	726,000	45,221,000
Innoviva, Inc.	94,548,192	--	2,064,454	--	79,327,517
Powell Industries, Inc.	37,344,000	--	9,920,782	936,000	36,556,000
ShawCor Ltd. Class A	81,055,232	40,045,663	--	875,680	127,854,229
TCF Financial Corp.	156,860,000	--	62,067,193	2,512,500	--
Team Health Holdings, Inc.	125,490,000	27,517,760	--	--	167,578,761
Tech Data Corp.	144,249,000	--	--	--	179,676,000
Tidewater, Inc.	40,953,000	--	8,015,147	--	--
Washington Federal, Inc.	114,667,139	--	1,403,486	3,176,627	153,256,912
WESCO International, Inc.	170,342,263	--	27,532,834	--	176,750,000
Total	$1,913,618,959	$67,563,423	$295,034,988	$15,591,340	$1,488,941,147

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $4,172,831,593. Net unrealized appreciation aggregated $1,853,265,575, of which $1,985,793,586 related to appreciated investment securities and $132,528,011 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

January 31, 2017

EDO-QTLY-0317
1.9585361.103

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.7%
Diversified Consumer Services - 1.6%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	456,600	$4,561,434
Household Durables - 1.2%
TopBuild Corp. (a)	91,459	3,394,043
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	62,200	1,791,982
Media - 14.1%
Cable One, Inc.	2,700	1,707,426
Gannett Co., Inc.	79,700	766,714
NZME Ltd.	2,860,243	1,406,035
The Madison Square Garden Co. (a)	93,921	16,499,102
Time, Inc.	392,900	7,563,325
Twenty-First Century Fox, Inc. Class B	376,000	11,659,760
		39,602,362
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	502,626	2,417,631
Barnes & Noble Education, Inc. (a)	366,356	3,681,878
GNC Holdings, Inc. (b)	450,400	3,995,048
Guess?, Inc.	720	9,194
Rent-A-Center, Inc.	158,953	1,424,219
		11,527,970

TOTAL CONSUMER DISCRETIONARY		60,877,791

CONSUMER STAPLES - 1.3%
Food Products - 1.3%
Mondelez International, Inc.	29,900	1,323,972
SunOpta, Inc. (a)	329,223	2,304,561
		3,628,533
ENERGY - 12.7%
Energy Equipment & Services - 11.8%
Exterran Corp. (a)	1,063,115	32,977,828
Oil, Gas & Consumable Fuels - 0.9%
International Seaways, Inc. (a)	143,600	2,495,768

TOTAL ENERGY		35,473,596

FINANCIALS - 15.1%
Capital Markets - 2.8%
Associated Capital Group, Inc.	103,846	3,655,379
PJT Partners, Inc.	131,300	4,168,775
		7,824,154
Consumer Finance - 3.2%
Encore Capital Group, Inc. (a)(b)	295,370	9,141,702
Diversified Financial Services - 2.7%
Donnelley Financial Solutions, Inc. (a)	169,000	4,069,520
ECN Capital Corp.	1,512,400	3,533,292
		7,602,812
Insurance - 2.3%
Genworth Financial, Inc. Class A (a)	824,100	2,768,976
Stewart Information Services Corp.	82,800	3,616,704
		6,385,680
Thrifts & Mortgage Finance - 4.1%
Fannie Mae (a)(b)	1,343,517	5,669,642
Freddie Mac (a)(b)	1,441,333	5,736,505
		11,406,147

TOTAL FINANCIALS		42,360,495

HEALTH CARE - 5.4%
Health Care Providers & Services - 0.6%
Quorum Health Corp. (a)	202,178	1,777,145
Pharmaceuticals - 4.8%
DepoMed, Inc. (a)(b)	471,300	8,525,817
Perrigo Co. PLC	55,530	4,228,610
Valeant Pharmaceuticals International, Inc. (United States) (a)	52,300	720,694
		13,475,121

TOTAL HEALTH CARE		15,252,266

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.7%
KLX, Inc. (a)	38,300	1,876,317
Commercial Services & Supplies - 4.1%
The Brink's Co.	257,478	11,457,771
Electrical Equipment - 0.1%
Babcock & Wilcox Enterprises, Inc. (a)	18,046	300,285
Machinery - 1.5%
Allison Transmission Holdings, Inc.	122,649	4,290,262

TOTAL INDUSTRIALS		17,924,635

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (a)	104,100	3,950,595
Internet Software & Services - 0.8%
CommerceHub, Inc. Series A (a)	162,217	2,382,968
IT Services - 7.8%
Alliance Data Systems Corp.	37,700	8,609,926
Conduent, Inc. (a)	318,474	4,764,371
CSRA, Inc.	148,100	4,594,062
PayPal Holdings, Inc. (a)	101,900	4,053,582
		22,021,941
Semiconductors & Semiconductor Equipment - 3.4%
Marvell Technology Group Ltd.	328,000	4,877,360
Versum Materials, Inc. (a)	163,100	4,558,645
		9,436,005
Software - 2.8%
CDK Global, Inc.	62,000	3,878,100
TiVo Corp. (a)	208,800	3,946,320
		7,824,420
Technology Hardware, Storage & Peripherals - 3.9%
Diebold Nixdorf, Inc.	166,100	4,517,920
Hewlett Packard Enterprise Co.	181,600	4,118,688
Quantum Corp. (a)	2,545,378	2,265,386
		10,901,994

TOTAL INFORMATION TECHNOLOGY		56,517,923

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Four Corners Property Trust, Inc.	68,738	1,499,176
Quality Care Properties, Inc. (a)	228,100	4,210,726
		5,709,902
TOTAL COMMON STOCKS
(Cost $205,210,235)		237,745,141
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.46% to 0.52% 2/9/17 to 4/27/17 (c)
(Cost $1,429,255)	1,430,000	1,429,269
	Shares	Value

Money Market Funds - 24.3%
Fidelity Cash Central Fund, 0.62% (d)	41,043,288	$41,051,496
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	27,179,157	27,184,593
TOTAL MONEY MARKET FUNDS
(Cost $68,233,074)		68,236,089
TOTAL INVESTMENT PORTFOLIO - 109.5%
(Cost $274,872,564)		307,410,499
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(26,649,705)
NET ASSETS - 100%		$280,760,794

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
241 CME E-mini S&P 500 Index Contracts (United States)	March 2017	27,407,725	$147,456
63 ICE Russell 2000 Index Contracts (United States)	March 2017	4,282,425	(74,268)
TOTAL FUTURES CONTRACTS			$73,188

The face value of futures purchased as a percentage of Net Assets is 11.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,429,269.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,319
Fidelity Securities Lending Cash Central Fund	182,613
Total	$253,932

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$60,877,791	$60,877,791	$--	$--
Consumer Staples	3,628,533	3,628,533	--	--
Energy	35,473,596	35,473,596	--	--
Financials	42,360,495	42,360,495	--	--
Health Care	15,252,266	15,252,266	--	--
Industrials	17,924,635	17,924,635	--	--
Information Technology	56,517,923	56,517,923	--	--
Real Estate	5,709,902	5,709,902	--	--
U.S. Government and Government Agency Obligations	1,429,269	--	1,429,269	--
Money Market Funds	68,236,089	68,236,089	--	--
Total Investments in Securities:	$307,410,499	$305,981,230	$1,429,269	$--
Derivative Instruments:
Assets
Futures Contracts	$147,456	$147,456	$--	$--
Total Assets	$147,456	$147,456	$--	$--
Liabilities
Futures Contracts	$(74,268)	$(74,268)	$--	$--
Total Liabilities	$(74,268)	$(74,268)	$--	$--
Total Derivative Instruments:	$73,188	$73,188	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $276,708,576. Net unrealized appreciation aggregated $30,701,923, of which $43,256,399 related to appreciated investment securities and $12,554,476 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2017

LCS-QTLY-0317
1.813034.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.2%
Fiat Chrysler Automobiles NV	452,400	$4,932
General Motors Co.	28,000	1,025
		5,957
Distributors - 0.2%
LKQ Corp. (a)	154,200	4,921
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp.	32,100	1,688
Yum! Brands, Inc.	31,988	2,096
		3,784
Household Durables - 0.6%
KB Home	650,000	10,647
Taylor Morrison Home Corp. (a)	301,182	5,843
		16,490
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	871,001	0
Polaris Industries, Inc.	36,100	3,035
		3,035
Media - 5.3%
AMC Networks, Inc. Class A (a)	127,800	7,329
Comcast Corp. Class A	776,013	58,527
Scripps Networks Interactive, Inc. Class A	204,500	15,575
Sinclair Broadcast Group, Inc. Class A	206,600	6,973
The Walt Disney Co.	84,100	9,306
Time Warner, Inc.	421,341	40,807
Viacom, Inc. Class B (non-vtg.)	365,900	15,419
		153,936
Multiline Retail - 0.9%
Target Corp.	413,119	26,638
Specialty Retail - 0.9%
Lowe's Companies, Inc.	349,170	25,517
TJX Companies, Inc.	15,300	1,146
		26,663
Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc. Class C (non-vtg.)	55,600	1,069

TOTAL CONSUMER DISCRETIONARY		242,493

CONSUMER STAPLES - 5.8%
Beverages - 1.9%
Diageo PLC	343,386	9,539
Dr. Pepper Snapple Group, Inc.	39,400	3,593
Molson Coors Brewing Co. Class B	134,100	12,943
The Coca-Cola Co.	699,475	29,077
		55,152
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	46,600	7,640
CVS Health Corp.	221,989	17,495
Kroger Co.	84,100	2,856
Whole Foods Market, Inc.	115,000	3,475
		31,466
Food Products - 0.5%
Amplify Snack Brands, Inc. (a)	300,700	2,896
Hostess Brands, Inc. Class A (a)	419,600	5,996
Mead Johnson Nutrition Co. Class A	109,600	7,722
		16,614
Household Products - 1.8%
Procter & Gamble Co.	593,268	51,970
Tobacco - 0.5%
Altria Group, Inc.	113,400	8,072
Reynolds American, Inc.	119,800	7,204
		15,276

TOTAL CONSUMER STAPLES		170,478

ENERGY - 13.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	205,500	12,963
Ensco PLC Class A	235,450	2,571
National Oilwell Varco, Inc.	351,318	13,283
Oceaneering International, Inc.	293,300	8,168
Schlumberger Ltd.	51,345	4,298
		41,283
Oil, Gas & Consumable Fuels - 11.6%
Amyris, Inc. (a)(c)	1,382,718	730
Anadarko Petroleum Corp.	155,900	10,840
Apache Corp.	491,940	29,428
Cabot Oil & Gas Corp.	573,500	12,319
Cenovus Energy, Inc.	959,900	13,101
Chevron Corp.	399,757	44,513
ConocoPhillips Co.	999,700	48,745
Devon Energy Corp.	34,500	1,571
Golar LNG Ltd.	133,700	3,457
Imperial Oil Ltd.	565,100	18,578
Kinder Morgan, Inc.	1,237,400	27,644
Legacy Reserves LP (a)	190,562	448
Noble Energy, Inc.	39,600	1,574
PDC Energy, Inc. (a)	22,300	1,649
SM Energy Co.	229,800	7,011
Suncor Energy, Inc.	1,469,400	45,575
Teekay Offshore Partners LP	175,797	1,021
The Williams Companies, Inc.	1,642,541	47,371
Williams Partners LP	617,400	25,338
		340,913

TOTAL ENERGY		382,196

FINANCIALS - 23.0%
Banks - 15.0%
Bank of America Corp.	4,580,550	103,708
Citigroup, Inc.	1,396,258	77,953
Comerica, Inc.	184,000	12,426
JPMorgan Chase & Co.	1,160,371	98,202
PNC Financial Services Group, Inc.	147,720	17,794
Regions Financial Corp.	1,165,200	16,791
SunTrust Banks, Inc.	636,492	36,165
U.S. Bancorp	623,585	32,832
Wells Fargo & Co.	786,150	44,284
		440,155
Capital Markets - 6.3%
CBOE Holdings, Inc.	58,900	4,690
Charles Schwab Corp.	515,786	21,271
Goldman Sachs Group, Inc.	32,700	7,499
KKR & Co. LP	705,998	12,256
Morgan Stanley	838,307	35,620
Northern Trust Corp.	343,906	28,530
State Street Corp.	679,442	51,773
The Blackstone Group LP	739,700	22,657
		184,296
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(b)	20,500	3,485
Insurance - 0.3%
MetLife, Inc.	148,910	8,102
Principal Financial Group, Inc.	17,400	993
		9,095
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	827,992	8,818
Radian Group, Inc.	1,546,890	28,463
		37,281

TOTAL FINANCIALS		674,312

HEALTH CARE - 14.0%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	137,400	17,955
Alnylam Pharmaceuticals, Inc. (a)	33,100	1,324
Amgen, Inc.	109,203	17,110
Biogen, Inc. (a)	58,300	16,163
BioMarin Pharmaceutical, Inc. (a)	72,500	6,353
Celldex Therapeutics, Inc. (a)	9,800	32
Genocea Biosciences, Inc. (a)	42,900	190
Gilead Sciences, Inc.	145,700	10,556
Insmed, Inc. (a)	132,544	1,958
Intercept Pharmaceuticals, Inc. (a)	129,048	14,163
Myriad Genetics, Inc. (a)(c)	96,700	1,565
Regeneron Pharmaceuticals, Inc. (a)	9,400	3,377
Spark Therapeutics, Inc. (a)	50,000	3,153
TESARO, Inc. (a)	2,800	456
Trevena, Inc. (a)	220,200	1,537
Vertex Pharmaceuticals, Inc. (a)	129,700	11,137
Windtree Therapeutics, Inc. (a)	77,003	106
		107,135
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	245,375	10,249
Alere, Inc. (a)	483,300	17,882
Boston Scientific Corp. (a)	1,696,827	40,826
Medtronic PLC	229,100	17,416
NxStage Medical, Inc. (a)	221,900	5,969
Zeltiq Aesthetics, Inc. (a)	6,600	293
Zimmer Biomet Holdings, Inc.	80,100	9,478
		102,113
Health Care Providers & Services - 1.8%
Air Methods Corp. (a)	125,800	4,491
Anthem, Inc.	67,700	10,435
Cigna Corp.	97,100	14,198
Express Scripts Holding Co. (a)	125,667	8,656
McKesson Corp.	117,304	16,323
		54,103
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	84,200	261
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	243,200	11,910
Quintiles Transnational Holdings, Inc. (a)	14,400	1,130
		13,040
Pharmaceuticals - 4.6%
Allergan PLC	28,413	6,219
AstraZeneca PLC sponsored ADR	133,100	3,624
Bayer AG	2,500	278
Bristol-Myers Squibb Co.	323,200	15,889
GlaxoSmithKline PLC sponsored ADR	931,711	36,626
Jazz Pharmaceuticals PLC (a)	110,293	13,447
Johnson & Johnson	239,610	27,136
Novartis AG sponsored ADR	3,100	229
Sanofi SA	26,783	2,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	687,201	22,973
TherapeuticsMD, Inc. (a)	1,041,400	6,051
		134,625

TOTAL HEALTH CARE		411,277

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	18,500	3,350
Textron, Inc.	92,000	4,358
The Boeing Co.	109,637	17,917
United Technologies Corp.	237,778	26,077
		51,702
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	66,200	5,035
FedEx Corp.	52,300	9,890
United Parcel Service, Inc. Class B	201,075	21,943
		36,868
Building Products - 0.0%
Johnson Controls International PLC	33,673	1,481
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	76,800	5,924
Electrical Equipment - 0.9%
Acuity Brands, Inc.	10,200	2,114
AMETEK, Inc.	274,370	14,020
Hubbell, Inc. Class B	49,700	6,067
Melrose Industries PLC	1,880,837	4,620
		26,821
Industrial Conglomerates - 2.3%
General Electric Co.	2,316,198	68,791
Machinery - 1.2%
Caterpillar, Inc.	9,200	880
Colfax Corp. (a)	42,100	1,642
Deere & Co.	92,100	9,859
Flowserve Corp.	199,500	9,807
Ingersoll-Rand PLC	38,871	3,084
Rexnord Corp. (a)	246,400	5,443
Wabtec Corp.	50,900	4,410
		35,125
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	140
IHS Markit Ltd. (a)	69,240	2,732
Verisk Analytics, Inc. (a)	81,730	6,754
		9,626
Road & Rail - 2.8%
CSX Corp.	622,799	28,892
Genesee & Wyoming, Inc. Class A (a)	181,900	13,708
J.B. Hunt Transport Services, Inc.	135,600	13,435
Norfolk Southern Corp.	106,742	12,538
Old Dominion Freight Lines, Inc.	80,300	7,089
Union Pacific Corp.	51,100	5,446
		81,108

TOTAL INDUSTRIALS		317,446

INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,462,561	44,930
Internet Software & Services - 3.7%
Alphabet, Inc.:
Class A (a)	61,987	50,841
Class C (a)	52,978	42,212
Facebook, Inc. Class A (a)	125,100	16,303
		109,356
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	89,116	4,687
First Data Corp. Class A (a)	554,216	8,502
MasterCard, Inc. Class A	281,500	29,932
Paychex, Inc.	270,639	16,317
PayPal Holdings, Inc. (a)	134,700	5,358
Unisys Corp. (a)	661,795	8,504
Visa, Inc. Class A	467,980	38,707
		112,007
Semiconductors & Semiconductor Equipment - 1.5%
Qualcomm, Inc.	793,750	42,410
Software - 4.0%
Adobe Systems, Inc. (a)	83,590	9,477
Autodesk, Inc. (a)	175,669	14,289
Microsoft Corp.	1,374,696	88,874
Mobileye NV (a)	75,900	3,261
Salesforce.com, Inc. (a)	19,700	1,558
		117,459
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	744,929	90,397
Western Digital Corp.	130,700	10,421
		100,818

TOTAL INFORMATION TECHNOLOGY		526,980

MATERIALS - 3.5%
Chemicals - 2.8%
CF Industries Holdings, Inc.	240,600	8,491
E.I. du Pont de Nemours & Co.	76,938	5,809
Intrepid Potash, Inc. (a)	1,774,505	3,620
LyondellBasell Industries NV Class A	134,595	12,554
Monsanto Co.	239,073	25,894
Potash Corp. of Saskatchewan, Inc.	678,900	12,631
W.R. Grace & Co.	164,600	11,413
		80,412
Containers & Packaging - 0.5%
WestRock Co.	270,569	14,438
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	370,300	6,165

TOTAL MATERIALS		101,015

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	4,900	507
Crown Castle International Corp.	19,700	1,730
Public Storage	12,300	2,645
		4,882
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	441,000	21,613
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	665,700	23,885
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	564,800	5,394

TOTAL UTILITIES		29,279

TOTAL COMMON STOCKS
(Cost $2,186,182)		2,881,971
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.:
5% 10/15/18 pay-in-kind (b)(d)	1,211	767
9.5% 4/15/19 pay-in-kind	639	341
TOTAL CONVERTIBLE BONDS
(Cost $1,850)		1,108
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)
(Cost $4,645)	4,645,172	4,645

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.62% (f)	47,003,324	47,013
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	2,123,390	2,124
TOTAL MONEY MARKET FUNDS
(Cost $49,135)		49,137
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,241,812)		2,936,861
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,484)
NET ASSETS - 100%		$2,931,377

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,897,000 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$1,211
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
NJOY, Inc.	6/7/13 - 2/14/14	$2,381
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$4,645

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$71
Fidelity Securities Lending Cash Central Fund	157
Total	$228

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$242,493	$242,493	$--	$--
Consumer Staples	170,478	160,939	9,539	--
Energy	382,196	382,196	--	--
Financials	674,312	670,827	--	3,485
Health Care	411,277	408,846	2,431	--
Industrials	317,446	317,446	--	--
Information Technology	526,980	526,980	--	--
Materials	101,015	101,015	--	--
Real Estate	4,882	4,882	--	--
Telecommunication Services	21,613	21,613	--	--
Utilities	29,279	29,279	--	--
Corporate Bonds	1,108	--	341	767
Other	4,645	--	--	4,645
Money Market Funds	49,137	49,137	--	--
Total Investments in Securities:	$2,936,861	$2,915,653	$12,311	$8,897

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $2,255,059,000. Net unrealized appreciation aggregated $681,802,000, of which $811,656,000 related to appreciated investment securities and $129,854,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2017

XS4-QTLY-0317
1.968034.103

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
Household Durables - 10.2%
CalAtlantic Group, Inc.	1,200,000	$41,844,000
KB Home (a)	2,700,000	44,226,000
Meritage Homes Corp. (b)	1,300,000	47,775,000
Taylor Morrison Home Corp. (b)	1,600,000	31,040,000
		164,885,000
Multiline Retail - 1.3%
Dillard's, Inc. Class A	350,000	19,754,000
Specialty Retail - 4.5%
Aarons, Inc. Class A	1,300,000	40,222,000
Finish Line, Inc. Class A	500,000	8,600,000
Genesco, Inc. (b)	401,910	24,194,982
		73,016,982

TOTAL CONSUMER DISCRETIONARY		257,655,982

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 1.3%
United Natural Foods, Inc. (b)	461,792	21,103,894
Food Products - 2.6%
Post Holdings, Inc. (b)	500,000	41,840,000

TOTAL CONSUMER STAPLES		62,943,894

ENERGY - 4.5%
Energy Equipment & Services - 3.1%
Oil States International, Inc. (b)	570,900	22,550,550
ShawCor Ltd. Class A	1,000,000	27,934,678
		50,485,228
Oil, Gas & Consumable Fuels - 1.4%
World Fuel Services Corp.	500,000	22,240,000

TOTAL ENERGY		72,725,228

FINANCIALS - 23.6%
Banks - 14.0%
Associated Banc-Corp.	1,497,500	37,886,750
BOK Financial Corp. (a)	500,000	41,120,000
Cullen/Frost Bankers, Inc.	525,000	46,935,000
First Citizen Bancshares, Inc.	125,000	45,842,500
Hilltop Holdings, Inc.	572,249	15,668,178
TCF Financial Corp.	2,250,000	39,037,500
		226,489,928
Capital Markets - 4.7%
Federated Investors, Inc. Class B (non-vtg.)	1,200,000	31,212,000
Monex Group, Inc.	8,021,900	21,243,009
OM Asset Management Ltd.	1,715,200	24,184,320
		76,639,329
Insurance - 2.5%
Aspen Insurance Holdings Ltd.	700,600	39,513,840
Thrifts & Mortgage Finance - 2.4%
Washington Federal, Inc.	1,168,200	38,375,370

TOTAL FINANCIALS		381,018,467

HEALTH CARE - 9.9%
Health Care Equipment & Supplies - 3.8%
Hill-Rom Holdings, Inc.	750,000	44,152,500
Integra LifeSciences Holdings Corp. (b)	400,000	16,692,000
		60,844,500
Health Care Providers & Services - 4.7%
Civitas Solutions, Inc. (b)(c)	2,250,000	41,175,000
Team Health Holdings, Inc. (b)	800,000	34,768,000
		75,943,000
Pharmaceuticals - 1.4%
Innoviva, Inc. (a)(b)	2,120,639	22,478,773

TOTAL HEALTH CARE		159,266,273

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.5%
Engility Holdings, Inc. (b)	800,000	23,464,000
Commercial Services & Supplies - 1.8%
Essendant, Inc.	574,800	12,007,572
Knoll, Inc.	670,200	17,498,922
		29,506,494
Electrical Equipment - 3.9%
EnerSys	200,000	15,590,000
Regal Beloit Corp.	650,000	47,190,000
		62,780,000
Machinery - 3.1%
Hillenbrand, Inc.	480,000	17,544,000
Mueller Industries, Inc.	800,000	32,208,000
		49,752,000
Professional Services - 1.0%
FTI Consulting, Inc. (b)	375,000	15,802,500
Road & Rail - 3.1%
Genesee & Wyoming, Inc. Class A (b)	221,712	16,708,216
Swift Transporation Co. (a)(b)	1,475,000	33,674,250
		50,382,466
Trading Companies & Distributors - 2.8%
WESCO International, Inc. (b)	650,000	45,955,000

TOTAL INDUSTRIALS		277,642,460

INFORMATION TECHNOLOGY - 13.0%
Electronic Equipment & Components - 4.8%
SYNNEX Corp.	239,900	28,831,182
Tech Data Corp. (b)	575,000	49,197,000
		78,028,182
Internet Software & Services - 5.0%
Cimpress NV (a)(b)	350,000	29,536,500
j2 Global, Inc.	600,000	50,286,000
		79,822,500
IT Services - 3.2%
Booz Allen Hamilton Holding Corp. Class A	450,000	15,219,000
CACI International, Inc. Class A (b)	300,000	36,840,000
		52,059,000

TOTAL INFORMATION TECHNOLOGY		209,909,682

MATERIALS - 8.0%
Containers & Packaging - 2.4%
Silgan Holdings, Inc.	650,000	38,031,500
Metals & Mining - 5.6%
Carpenter Technology Corp.	912,092	36,501,922
Compass Minerals International, Inc. (a)	500,000	41,800,000
Haynes International, Inc.	300,000	12,333,000
		90,634,922

TOTAL MATERIALS		128,666,422

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Franklin Street Properties Corp.	800,000	10,200,000
Store Capital Corp.	950,000	22,477,000
		32,677,000
UTILITIES - 1.4%
Gas Utilities - 1.4%
Southwest Gas Holdings, Inc.	289,100	23,292,787
TOTAL COMMON STOCKS
(Cost $1,277,779,001)		1,605,798,195

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.62% (d)	13,505,602	13,508,303
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	111,289,612	111,311,869
TOTAL MONEY MARKET FUNDS
(Cost $124,800,551)		124,820,172
TOTAL INVESTMENT PORTFOLIO - 107.2%
(Cost $1,402,579,552)		1,730,618,367
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(115,773,709)
NET ASSETS - 100%		$1,614,844,658

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,173
Fidelity Securities Lending Cash Central Fund	558,361
Total	$668,534

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$33,800,506	$10,318,527	$--	$--	$41,175,000
Monster Worldwide, Inc.	17,600,000	--	18,732,091	--	--
Tidewater, Inc.	20,761,200	--	4,063,311	--	--
Total	$72,161,706	$10,318,527	$22,795,402	$--	$41,175,000

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$20,798,203

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,402,579,552. Net unrealized appreciation aggregated $328,038,815, of which $377,082,283 related to appreciated investment securities and $49,043,468 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017